Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Stock-Based Compensation
For the years ended December 31,	2018	2017	2016
NSRs	6	9	15
TSARs	-	-	(1)
PSUs	(6)	(7)	13
RSUs	9	3	13
DSUs	-	(11)	7
Stock-Based Compensation Expense (Recovery)	9	(6)	47
Stock-Based Compensation Costs Capitalized	4	3	12
Total Stock-Based Compensation	13	(3)	59

NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Assumptions Used to Determine Fair Value of Options Granted	The fair value of each NSR was estimated on its grant date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:
Risk-Free Interest Rate	1.90%
Expected Dividend Yield	1.66%
Expected Volatility (1)	28.47%
Expected Life (years)	4.50
(1)	Expected volatility has been based on historical share volatility of the Company and comparable industry peers.

Summary of Units Activity and Related Information

The following tables summarize information related to the NSRs:

As at December 31, 2018	Number of NSRs (thousands)	Weighted Average Exercise Price ($)
Outstanding, Beginning of Year	42,727	29.40
Granted	3,950	9.76
Forfeited	(8,281)	29.34
Expired	(3,912)	37.17
Outstanding, End of Year	34,484	26.29

Summary of Options Outstanding and Exercisable by Range of Exercise Price
	Outstanding NSRs			Exercisable NSRs
As at December 31, 2018 Range of Exercise Price ($)	Number of NSRs (thousands)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price ($)	Number of NSRs (thousands)	Weighted Average Exercise Price ($)
5.00 to 9.99	3,190	6.2	9.48	-	-
10.00 to 14.99	3,449	5.6	14.03	827	14.77
15.00 to 19.99	2,869	4.3	19.49	1,723	19.49
20.00 to 24.99	3,202	3.1	22.26	3,202	22.26
25.00 to 29.99	9,255	2.1	28.39	9,255	28.39
30.00 to 34.99	7,669	1.2	32.64	7,669	32.64
35.00 to 39.99	4,850	0.1	38.67	4,850	38.67
	34,484	2.6	26.29	27,526	29.71

PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Units Activity and Related Information

The following table summarizes the information related to the PSUs held by Cenovus employees:

As at December 31, 2018	Number of PSUs (thousands)
Outstanding, Beginning of Year	7,018
Granted	3,089
Cancelled	(4,155)
Units in Lieu of Dividends	111
Outstanding, End of Year	6,063

RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Units Activity and Related Information

The following table summarizes the information related to the RSUs held by Cenovus employees:

As at December 31, 2018	Number of RSUs (thousands)
Outstanding, Beginning of Year	6,785
Granted	4,400
Vested and Paid Out	(1,777)
Cancelled	(2,074)
Units in Lieu of Dividends	127
Outstanding, End of Year	7,461

DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Units Activity and Related Information

The following table summarizes the information related to the DSUs held by Cenovus directors, officers and employees:

As at December 31, 2018	Number of DSUs (thousands)
Outstanding, Beginning of Year	1,440
Granted to Directors	215
Granted	24
Units in Lieu of Dividends	27
Redeemed	(346)
Outstanding, End of Year	1,360